Deferred charges, net (Tables)	6 Months Ended
Jun. 30, 2021
Deferred charges, net [Abstract]
Deferred Dry-Docking Costs, Net
The movement in deferred dry-docking costs, net in the accompanying unaudited interim consolidated balance sheets, is as follows:

Dry-docking costs
Balance December 31, 2020	$2,061,573
Additions	1,250,632
Amortization	(353,681)
Balance June 30, 2021	$2,958,524